Grupo Santander - Acquisition of Ebury (Details) € in Millions, £ in Millions	Dec. 31, 2020 EUR (€)	Apr. 28, 2020 EUR (€)	Apr. 28, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	€ 711
Ebury
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		€ 409	£ 357	€ 45	£ 40
Equity interests of acquirer		€ 80	£ 70
Percentage of voting equity interests acquired		50.38%	50.38%	6.40%	6.40%